Earnings Per Share	12 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Earnings Per Share	Earnings Per Share
Basic earnings per share
Basic EPS is calculated by dividing the profit for the year attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the year.

	2023 £’000	2022 £’000	2021 £’000
Profit for the year attributable to equity holders of the Company	94,163	83,093	43,450

	2023	2022	2021
Weighted average number of shares outstanding	57,314,839	56,272,036	55,220,298

	2023	2022	2021
Earnings per share - basic (£)	1.64	1.48	0.79
Diluted earnings per share
Diluted EPS is calculated by dividing the profit for the year attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of shares that would be issued if all dilutive potential ordinary shares were converted into ordinary shares. In accordance with IAS 33, the dilutive earnings per share are without reference to adjustments in respect of outstanding shares when the impact would be anti-dilutive.

	2023 £’000	2022 £’000	2021 £’000
Profit for the year attributable to equity holders of the Company	94,163	83,093	43,450

	2023	2022	2021
Weighted average number of shares outstanding	57,314,839	56,272,036	55,220,298
Diluted by: options in issue and contingent shares	767,549	1,746,164	1,830,315
Weighted average number of shares outstanding (diluted)	58,082,388	58,018,200	57,050,613

	2023	2022	2021
Earnings per share - diluted (£)	1.62	1.43	0.76
Basic and diluted earnings per share calculated above are the same for Class A and B shares as both have the same rights to share in profit for the period.

There have been no other transactions involving ordinary shares or potential ordinary shares between the reporting date and the date of authorisation of these financial statements that would have an impact over the basic and diluted earnings per share for the reporting period.